U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2



1.   Name and address of issuer:

                     Metropolitan Tower Separate Account Two
                     c/o Metropolitan Tower Life Insurance Company
                     One Madison Avenue, New York, New York, 10010-3690

2.   Name of each series or class of funds for which this notice is filed:

      Growth Division, Income Division, Money Market Division,
      Diversified Division

3.   Investment Company Act File Number: 811-4189

     Securities Act File Number: 2-95019 and 33-12302

4.   Last day of fiscal year for which this notice is filed: December 31, 1995


5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                       [  ]

6.  Date of  termination  of  issuer's   declaration   under  rule 24f-2(a)(l),
    if applicable (see Instruction A.6):

          n/a

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

         None




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8.   Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

         None

9.   Number and aggregate sale price of securities sold during the fiscal year:

                  *        $25,484,525

                  * Rather than shares or units, the securities sold constitute interests in the Separate Account, the aggregate sales price of which equals the total aggregate amounts allocated to the Separate Account together with any related front end sales charges. The aggregate sales price is estimated to be $25,484,525. The aggregate redemptions set forth in line 12 (iii) is also an estimate, but the net aggregate price of securities sold and issued as set forth in line 12 (v) and on which the fee is based is exact.

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                  *        $25,484,525


11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):


12.   Calculation of registration fee:

(i) Aggregate sale price of securities sold during the fiscal
    year in reliance on rule 24f-2 (from Item 10):              $25,484,525


(ii) Aggregate  price of shares issued in connection with     +
     dividend reinvestment plans (from Item 11, if applicable):      n/a


(iii) Aggregate price of shares redeemed or repurchased       -  $12,071,617
      during the fiscal year (if applicable):

(iv) Aggregate price of shares redeemed or repurchased        +
     and previously applied as a reduction to filing fees
     pursuant to rule 24e-2 (if applicable):                         n/a



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(v)  Net aggregate  price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line (iii), plus line (iv)]
     (if applicable):      $12,071,617


(vi) Multiplier  prescribed by Section 6(b) of the  Securities   x 1/2900
Act of 1933 or other applicable law or regulation (see Instruction C.6):

(vii) Fee due [line (I) or line (v) multiplied by line (vi)]:   $4,625.14
                                                               =============

Instruction:Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commissions Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                                 [X]

      Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: February 28, 1996




                                  SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*

                           /s/ Anthony Amodeo
                           Anthony Amodeo
                           Vice President and Actuary
                           Metropolitan Tower Life Insurance Company


Date:             February 23, 1996

* Please print the name and title of the signing officer below the signature.

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